Sohu.com Limited Shareholders' Equity (Sohu's 2018 Share Incentive Plan, Share Option Activity, Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 31, 2019	Feb. 28, 2019	Nov. 30, 2017	Sep. 30, 2017	May 31, 2016	Feb. 28, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 18,251,000	$ 2,095,000	$ 41,468,000
Sohu.com Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 395,000	(1,916,000)	(814,000)
Sohu.com Limited [Member] | Sohu 2010 Stock Incentive Plan [Member] | Stock Options [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options						6,000	32,000	13,000	1,068,000
Exercise prices of option granted						$ 0.001	$ 0.001	$ 0.001	$ 0.001
Sohu.com Limited [Member] | Sohu 2018 Share Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted	Four equal installments
Award vesting period	4 years
Number of options granted in period	125,000
Total fair value of stock options granted	$ 25,300,000
Share-based compensation expense	1,900,000	(5,100,000)	2,400,000
Total fair values of share options vested	2,500,000	5,000,000	7,100,000
Total intrinsic value of share options exercised	$ 600,000	$ 6,200,000	$ 6,100,000
Sohu.com Limited [Member] | Sohu 2018 Share Incentive Plan [Member] | Stock Options [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options				477,500	20,000
Exercise prices of option granted				$ 0.001	$ 0.001
Number of options granted in period	703,625
Number of share options vested	703,625